--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               October 6, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED APRIL 29, 2004
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================


Small to Mid Cap Fund
---------------------

At a meeting of the Board of Directors of Accessor Funds, Inc. held on September 27, 2004, the Board of Directors voted to amend the Money Manager Agreement among Accessor Funds Small to Mid Cap Fund, Accessor Capital Management LP ("Accessor Capital") and SSgA Funds Management, Inc. ("SSgA") to change the benchmark index. Effective October 1, 2004, the benchmark index of the Small to Mid Cap Fund was changed from the Dow Jones Wilshire 4500 Completion Index (full market capitalization) to the Dow Jones Wilshire 4500 Completion Index (float-adjusted market capitalization). All references in the Prospectus to the benchmark index for the Small to Mid Cap Fund should be changed to the Dow Jones Wilshire 4500 Completion Index.

Dow Jones Indexes ("Dow Jones") and Wilshire Associates Incorporated ("Wilshire") announced an alliance in May of 2004 to create a fully integrated index family and agreed to co-brand and calculate four Wilshire indices. At the same time, Dow Jones and Wilshire created a free-float weighted version of the indices. Dow Jones maintains two versions of the index, one weighted by full market capitalization and the other weighted by float-adjusted market capitalization.

Historically, Wilshire has used all outstanding shares of the index constituents, or total market capitalization, in the calculation of their indices. The Dow Jones Wilshire 4500 Completion Index (free-float) reflects the index constituents' free float capitalization, or just those shares of a security that are available for public trading.

There are generally three types of float adjustments:

o Cross ownership - e.g. constituents of the same index that own shares in one another
o Closely held and controlling shares - e.g. shares held by corporate insiders
o    Investment restrictions - e.g. foreign ownership restrictions

Dow Jones adjusts for free-float if any of the above types of holdings account for ownership of 5% or more. Periodic share updates are made quarterly, but if the cumulative impact of corporate actions in the time period between share updates changes a company's float-adjusted shares outstanding by 10% or more, then the company's shares and float factor will be updated as soon as prudently possible.

The Board of Directors, Accessor Capital and SSgA believe the industry-wide move to float-adjustment of investment benchmarks is in the best interest of investors. Float adjustment helps to better align the demand for these shares by investors (including indexers) with the available supply and the methodology provides a better representation of the true, investable market. The supply/demand balance implied by float adjustment benefits investors with both cash flow-induced activity and when index providers incorporate changes in indexes.

When the benchmark is shown for all time periods that straddle September 30, 2004, the new index will be used starting October 1, 2004, and the old index will be used for all periods prior to October 1, 2004. These indices will be linked to create appropriate benchmarks.

International Equity Fund
-------------------------


The portfolio manager with primary responsibility for the day-to-day management and investment decisions of the International Equity Fund at J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMorgan Fleming") has left JPMorgan Fleming and has been replaced. Therefore, the second and third paragraphs on page 48 of the prospectus are restated in their entirety as follows:

     JPMorgan Fleming uses a team approach in managing the International Equity Fund. A team of experienced senior investors based in London is responsible for implementing the investment strategies for the International Equity Fund. This team of senior investors works closely with the other investment professionals that comprise the Global Portfolios Group and is supported by a global network of over 150 investment professionals that are located in more than 30 countries worldwide. Howard Williams is a managing director and Head of the Global Portfolios Group, based in London. He has been an employee of JPMorgan Fleming since 1994. Prior to becoming the Head of the Global Portfolios Group, Mr. Williams was a senior portfolio manager in the Global Portfolios Group. Mr. Williams holds an MA in Geography from Cambridge University.

     James Fisher has responsibility as the lead investor for the EAFE business. Mr. Fisher has a BA (Hons) Latin from Reading University. Mr. Fisher is a managing director and senior portfolio manager in the Global Portfolios Group, based in London, with responsibility for EAFE Plus funds. He has been an employee of JPMorgan Fleming since 1985, Mr. Fisher was previously based in Hong Kong as a portfolio manager in the Global Group responsible for European markets and prior to this, a portfolio manager investing in the UK.


A Class Shares
--------------


The Board of Directors of Accessor Funds has modified the conditions under which A Class Shares can be purchased at net asset value and will allow employees of banks who are affiliated with broker-dealer firms that have entered into a selling agreement with the Distributor or who are otherwise authorized to sell Accessor Funds to purchase A Class Shares without a sales charge. In addition, Accessor Funds will eliminate the sales charge waiver offered to investors who purchase Accessor Funds shares with the proceeds from shares redeemed from another mutual fund complex within the last 60 days where federal or state regulatory authorities have instituted administrative enforcement proceeding or civil litigation or where private litigants have instituted civil litigation.

The section entitled "Eliminating the Sales Charge - Other Investors" on page 53 is restated in its entirety as follows:

     OTHER INVESTORS: Certain other investors may qualify to purchase Fund shares without a sales charge, such as employees of broker-dealer firms and registered investment advisors that have entered into a selling agreement with the Distributor or who are otherwise authorized to sell Accessor Funds, employees of banks that are affiliated with such broker-dealer firms, current and former directors of Accessor Funds, and employees of Accessor Capital. Please see the Statement of Additional Information for more information.

     You will not pay an initial sales charge on shares purchased by reinvesting dividends and distributions, when using the reinstatement privilege, or when a merger, consolidation or acquisition of assets of an Accessor Fund occurs.

     Financial intermediaries may receive commissions or other concessions on investments made in A Class Shares with no initial sales charge, which are paid from various sources, such as from any CDSC and distribution and service fees or from the Distributor. These commissions and concessions are described herein and in the Statement of Additional Information. The Funds may reimburse the Distributor for some or all of these payments through its Plans of Distribution (see below). Financial intermediaries may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the A Class and C Class Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries.

The Board of Directors of Accessor Funds has modified the minimum investment requirements. The Section entitled "Minimum Investments" on page 59 is amended to read:

--------------------------------------------------------------------------------
                              INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                       |            RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
INITIAL INVESTMENT                     | INITIAL INVESTMENT
One Fund only:      $5,000             | Traditional IRA/     $2,000 aggregated
Multiple Funds:     $10,000 aggregated | Roth IRA/SIMPLE/      among the Funds
                    among the Funds    | Coverdell:
Automatic Invest-   $100 per Fund      | Automatic Investment $100 aggregated
ment Plan:                             | Plan:                among the Funds
--------------------------------------------------------------------------------
                        MAXIMUM INVESTMENT C CLASS SHARES
                        $1 million per transaction per Fund
--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT(S) all accounts:             $100 per Fund
Automatic Investment Plan:                         $100 per transaction
--------------------------------------------------------------------------------

The initial investment must be accompanied by an appropriate account application. Accessor Funds reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. Accessor Fund may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of the Funds. See the Statement of Additional Information for more information.


Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 26, 28, 30 and 32 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        77.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-20%
[graphic] Intermediate Fixed-Income       14.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 41.0%        20-60%
[graphic] Mortgage Securities             12.0%         5-30%
MONEY MARKET FUNDS                        23.0%        5%-40%
[graphic] U.S. Government Money**         23.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        56.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income       12.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 27.0%        15-40%
[graphic] Mortgage Securities             10.0%         0-20%
MONEY MARKET FUNDS                        14.0%        5%-25%
[graphic] U.S. Government Money**         14.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        42.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income       10.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 19.0%          5-30%
[graphic] Mortgage Securities              8.0%          0-20%
MONEY MARKET FUNDS                         8.0%         0%-20%
[graphic] U.S. Government Money**          8.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        35.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 15.0%          5-25%
[graphic] Mortgage Securities              6.0%          0-15%
MONEY MARKET FUNDS                         5.0%         0%-15%
[graphic] U.S. Government Money**          5.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        16.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         0-15%
[graphic] Intermediate Fixed-Income        7.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  4.0%         0-15%
[graphic] Mortgage Securities              0.0%         0-15%
MONEY MARKET FUNDS                         4.0%        0%-5%
[graphic] U.S. Government Money**          4.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

--------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                        |               October  6, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED APRIL 29, 2004
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================


Small to Mid Cap Fund
---------------------

At a meeting of the Board of Directors of Accessor Funds, Inc. held on September 27, 2004, the Board of Directors voted to amend the Money Manager Agreement among Accessor Funds Small to Mid Cap Fund, Accessor Capital Management LP ("Accessor Capital") and SSgA Funds Management, Inc. ("SSgA") to change the benchmark index. Effective October 1, 2004, the benchmark index of the Small to Mid Cap Fund was changed from the Dow Jones Wilshire 4500 Completion Index (full market capitalization) to the Dow Jones Wilshire 4500 Completion Index (float-adjusted market capitalization). All references in the Prospectus to the benchmark index for the Small to Mid Cap Fund should be changed to the Dow Jones Wilshire 4500 Completion Index.

Dow Jones Indexes ("Dow Jones") and Wilshire Associates Incorporated ("Wilshire") announced an alliance in May of 2004 to create a fully integrated index family and agreed to co-brand and calculate four Wilshire indices. At the same time, Dow Jones and Wilshire created a free-float weighted version of the indices. Dow Jones maintains two versions of the index, one weighted by full market capitalization and the other weighted by float-adjusted market capitalization.

Historically, Wilshire has used all outstanding shares of the index constituents, or total market capitalization, in the calculation of their indices. The Dow Jones Wilshire 4500 Completion Index (free-float) reflects the index constituents' free float capitalization, or just those shares of a security that are available for public trading.

There are generally three types of float adjustments:

o Cross ownership - e.g. constituents of the same index that own shares in one another
o Closely held and controlling shares - e.g. shares held by corporate insiders
o    Investment restrictions - e.g. foreign ownership restrictions

Dow Jones adjusts for free-float if any of the above types of holdings account for ownership of 5% or more. Periodic share updates are made quarterly, but if the cumulative impact of corporate actions in the time period between share updates changes a company's float-adjusted shares outstanding by 10% or more, then the company's shares and float factor will be updated as soon as prudently possible.

The Board of Directors, Accessor Capital and SSgA believe the industry-wide move to float-adjustment of investment benchmarks is in the best interest of investors. Float adjustment helps to better align the demand for these shares by investors (including indexers) with the available supply and the methodology provides a better representation of the true, investable market. The supply/demand balance implied by float adjustment benefits investors with both cash flow-induced activity and when index providers incorporate changes in indexes.

When the benchmark is shown for all time periods that straddle September 30, 2004, the new index will be used starting October 1, 2004, and the old index will be used for all periods prior to October 1, 2004. These indices will be linked to create appropriate benchmarks.

International Equity Fund
-------------------------

The portfolio manager with primary responsibility for the day-to-day management and investment decisions of the International Equity Fund at J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMorgan Fleming") has left JPMorgan Fleming and has been replaced. Therefore, the second and third paragraphs on page 46 of the prospectus are restated in their entirety as follows:

     JPMorgan Fleming uses a team approach in managing the International Equity Fund. A team of experienced senior investors based in London is responsible for implementing the investment strategies for the International Equity Fund. This team of senior investors works closely with the other investment professionals that comprise the Global Portfolios Group and is supported by a global network of over 150 investment professionals that are located in more than 30 countries worldwide. Howard Williams is a managing director and Head of the Global Portfolios Group, based in London. He has been an employee of JPMorgan Fleming since 1994. Prior to becoming the Head of the Global Portfolios Group, Mr. Williams was a senior portfolio manager in the Global Portfolios Group. Mr. Williams holds an MA in Geography from Cambridge University.

     James Fisher has responsibility as the lead investor for the EAFE business. Mr. Fisher has a BA (Hons) Latin from Reading University. Mr. Fisher is a managing director and senior portfolio manager in the Global Portfolios Group, based in London, with responsibility for EAFE Plus funds. He has been an employee of JPMorgan Fleming since 1985, Mr. Fisher was previously based in Hong Kong as a portfolio manager in the Global Group responsible for European markets and prior to this, a portfolio manager investing in the UK.

The Board of Directors of Accessor Funds has modified the minimum investment requirements. The Section entitled "Minimum Investments" on page 52 is amended to read:

--------------------------------------------------------------------------------
                              INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                       |            RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
INITIAL INVESTMENT                     | INITIAL INVESTMENT
One Fund only:      $5,000             | Traditional IRA/     $2,000 aggregated
Multiple Funds:     $10,000 aggregated | Roth IRA/SIMPLE/      among the Funds
                    among the Funds    | Coverdell:
Automatic Invest-   $100 per Fund      | Automatic Investment $100 aggregated
ment Plan:                             | Plan:                among the Funds
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENT(S) all accounts:             $100 per Fund
Automatic Investment Plan:                         $100 per transaction
--------------------------------------------------------------------------------

The initial investment must be accompanied by an appropriate account application. Accessor Funds reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. Accessor Fund may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of the Funds. See the Statement of Additional Information for more information.


Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 26, 28, 30 and 32 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        77.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-20%
[graphic] Intermediate Fixed-Income       14.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 41.0%        20-60%
[graphic] Mortgage Securities             12.0%         5-30%
MONEY MARKET FUNDS                        23.0%        5%-40%
[graphic] U.S. Government Money**         23.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        56.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income       12.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 27.0%        15-40%
[graphic] Mortgage Securities             10.0%         0-20%
MONEY MARKET FUNDS                        14.0%        5%-25%
[graphic] U.S. Government Money**         14.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        42.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income       10.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 19.0%          5-30%
[graphic] Mortgage Securities              8.0%          0-20%
MONEY MARKET FUNDS                         8.0%         0%-20%
[graphic] U.S. Government Money**          8.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        35.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 15.0%          5-25%
[graphic] Mortgage Securities              6.0%          0-15%
MONEY MARKET FUNDS                         5.0%         0%-15%
[graphic] U.S. Government Money**          5.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        16.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         0-15%
[graphic] Intermediate Fixed-Income        7.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  4.0%         0-15%
[graphic] Mortgage Securities              0.0%         0-15%
MONEY MARKET FUNDS                         4.0%        0%-5%
[graphic] U.S. Government Money**          4.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                        |               October 6, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED APRIL 29, 2004
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

The following Funds expense table is restated in its entirety (footnotes not restated) to clarify the Annual Fund Operating Expenses with the Funds listed:

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)


                                                                        SMALL TO        INTERNATIONAL
                                        GROWTH          VALUE           MID CAP         EQUITY
---------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                      0.63%           0.55%           0.94%           0.85%
Distribution and Service (12b-1) Fees   0.25%           0.25%           0.25%           0.25%
Other Expenses(5,6)                     0.50%           0.50%           0.50%           0.71%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses    1.38%           1.30%           1.69%           1.81%
---------------------------------------------------------------------------------------------------------------------------------
                                                                        SHORT
                                        HIGH            INTERMEDIATE    INTERMEDIATE                 U.S.
                                        YIELD           FIXED-          FIXED-          MORTGAGE     GOVERNMENT
                                        BOND            INCOME          INCOME          SECURITIES   MONEY
---------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                      0.53%           0.53%           0.38%           0.52%        0.08%
Distribution and Service (12b-1) Fees   0.25%           0.25%           0.25%           0.25%        0.25%
Other Expenses(5)                       0.57%           0.55%           0.50%           0.54%        0.63%(6,7)
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses    1.35%           1.33%           1.13%           1.31%        0.96%
---------------------------------------------------------------------------------------------------------------------------------
                                                        INCOME &                        GROWTH &                     AGGRESSIVE
                                        INCOME          GROWTH          BALANCED        INCOME       GROWTH          GROWTH
ALLOCATION FUNDS                        ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION   ALLOCATION      ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                      0.10%           0.10%           0.10%           0.10%        0.10%            0.10%
Distribution & Service (12b-1) Fees     0.25%           0.25%           0.25%           0.25%        0.25%            0.25%
Other Expenses(8)                       0.44%           0.45%           0.38%           0.38%        0.37%            0.40%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expense     0.79%           0.80%           0.73%           0.73%        0.72%            0.75%
Fee Reimbursement                      (0.09)%         (0.10)%         (0.03)%         (0.03)%      (0.02)%          (0.05)%
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                            0.70%           0.70%           0.70%           0.70%        0.70%            0.70%
---------------------------------------------------------------------------------------------------------------------------------


Small to Mid Cap Fund
---------------------

At a meeting of the Board of Directors of Accessor Funds, Inc. held on September 27, 2004, the Board of Directors voted to amend the Money Manager Agreement among Accessor Funds Small to Mid Cap Fund, Accessor Capital Management LP ("Accessor Capital") and SSgA Funds Management, Inc. ("SSgA") to change the benchmark index. Effective October 1, 2004, the benchmark index of the Small to Mid Cap Fund was changed from the Dow Jones Wilshire 4500 Completion Index (full market capitalization) to the Dow Jones Wilshire 4500 Completion Index (float-adjusted market capitalization). All references in the Prospectus to the benchmark index for the Small to Mid Cap Fund should be changed to the Dow Jones Wilshire 4500 Completion Index.

Dow Jones Indexes ("Dow Jones") and Wilshire Associates Incorporated ("Wilshire") announced an alliance in May of 2004 to create a fully integrated index family and agreed to co-brand and calculate four Wilshire indices. At the same time, Dow Jones and Wilshire created a free-float weighted version of the indices. Dow Jones maintains two versions of the index, one weighted by full market capitalization and the other weighted by float-adjusted market capitalization.

Historically, Wilshire has used all outstanding shares of the index constituents, or total market capitalization, in the calculation of their indices. The Dow Jones Wilshire 4500 Completion Index (free-float) reflects the index constituents' free float capitalization, or just those shares of a security that are available for public trading.

There are generally three types of float adjustments:

o Cross ownership - e.g. constituents of the same index that own shares in one another
o Closely held and controlling shares - e.g. shares held by corporate insiders
o    Investment restrictions - e.g. foreign ownership restrictions

Dow Jones adjusts for free-float if any of the above types of holdings account for ownership of 5% or more. Periodic share updates are made quarterly, but if the cumulative impact of corporate actions in the time period between share updates changes a company's float-adjusted shares outstanding by 10% or more, then the company's shares and float factor will be updated as soon as prudently possible.

The Board of Directors, Accessor Capital and SSgA believe the industry-wide move to float-adjustment of investment benchmarks is in the best interest of investors. Float adjustment helps to better align the demand for these shares by investors (including indexers) with the available supply and the methodology provides a better representation of the true, investable market. The supply/demand balance implied by float adjustment benefits investors with both cash flow-induced activity and when index providers incorporate changes in indexes.

When the benchmark is shown for all time periods that straddle September 30, 2004, the new index will be used starting October 1, 2004, and the old index will be used for all periods prior to October 1, 2004. These indices will be linked to create appropriate benchmarks.


International Equity Fund
-------------------------

The portfolio manager with primary responsibility for the day-to-day management and investment decisions of the International Equity Fund at J.P. Morgan Fleming Asset Management (London) Ltd. ("JPMorgan Fleming") has left JPMorgan Fleming and has been replaced. Therefore, the second and third paragraphs on page 46 of the prospectus are restated in their entirety as follows:

     JPMorgan Fleming uses a team approach in managing the International Equity Fund. A team of experienced senior investors based in London is responsible for implementing the investment strategies for the International Equity Fund. This team of senior investors works closely with the other investment professionals that comprise the Global Portfolios Group and is supported by a global network of over 150 investment professionals that are located in more than 30 countries worldwide. Howard Williams is a managing director and Head of the Global Portfolios Group, based in London. He has been an employee of JPMorgan Fleming since 1994. Prior to becoming the Head of the Global Portfolios Group, Mr. Williams was a senior portfolio manager in the Global Portfolios Group. Mr. Williams holds an MA in Geography from Cambridge University.

     James Fisher has responsibility as the lead investor for the EAFE business. Mr. Fisher has a BA (Hons) Latin from Reading University. Mr. Fisher is a managing director and senior portfolio manager in the Global Portfolios Group, based in London, with responsibility for EAFE Plus funds. He has been an employee of JPMorgan Fleming since 1985, Mr. Fisher was previously based in Hong Kong as a portfolio manager in the Global Group responsible for European markets and prior to this, a portfolio manager investing in the UK.

The Board of Directors of Accessor Funds has modified the minimum investment requirements. The Section entitled "Minimum Investments" on page 52 is amended to read:

--------------------------------------------------------------------------------
                              INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                       |            RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
INITIAL INVESTMENT                     | INITIAL INVESTMENT
One Fund only:      $5,000             | Traditional IRA/     $2,000 aggregated
Multiple Funds:     $10,000 aggregated | Roth IRA/SIMPLE/      among the Funds
                    among the Funds    | Coverdell:
Automatic Invest-   $100 per Fund      | Automatic Investment $100 aggregated
ment Plan:                             | Plan:                among the Funds
--------------------------------------------------------------------------------


ADDITIONAL INVESTMENT(S) all accounts:             $100 per Fund
Automatic Investment Plan:                         $100 per transaction
--------------------------------------------------------------------------------

The initial investment must be accompanied by an appropriate account application. Accessor Funds reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. Accessor Fund may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of the Funds. See the Statement of Additional Information for more information.


Changes to Target Allocations of the Allocation Funds
-----------------------------------------------------

Accessor Capital has made changes to the target allocations of the Allocation Funds, which are set out on pages 22, 24, 26, 28, 30 and 32 of the Prospectus. The new targets are reflected below in the charts, which are restated in their entirety.

Income Allocation Fund
----------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                               0.0%        0%-10%
[graphic] Growth                           0.0%         0-5%
[graphic] Value                            0.0%         0-5%
[graphic] Small to Mid Cap                 0.0%         0-5%
[graphic] International Equity             0.0%         0-5%
FIXED-INCOME FUNDS                        77.0%       50%-95%       [Pie Chart]
[graphic] High Yield Bond                 10.0%         5-20%
[graphic] Intermediate Fixed-Income       14.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 41.0%        20-60%
[graphic] Mortgage Securities             12.0%         5-30%
MONEY MARKET FUNDS                        23.0%        5%-40%
[graphic] U.S. Government Money**         23.0%         5-40%

Income & Growth Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              30.0%       20%-40%
[graphic] Growth                          10.5%         5-15%
[graphic] Value                            9.0%         5-15%
[graphic] Small to Mid Cap                 4.5%         2-12%
[graphic] International Equity             6.0%         0-10%
FIXED-INCOME FUNDS                        56.0%       30%-75%       [Pie Chart]
[graphic] High Yield Bond                  7.0%         5-20%
[graphic] Intermediate Fixed-Income       12.0%         0-20%
[graphic] Short-Intermediate Fixed-Income 27.0%        15-40%
[graphic] Mortgage Securities             10.0%         0-20%
MONEY MARKET FUNDS                        14.0%        5%-25%
[graphic] U.S. Government Money**         14.0%         5-25%


Balanced Allocation Fund
------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              50.0%        40%-60%
[graphic] Growth                          17.0%         10-20%
[graphic] Value                           15.0%         10-20%
[graphic] Small to Mid Cap                 8.0%          5-15%
[graphic] International Equity            10.0%          5-15%
FIXED-INCOME FUNDS                        42.0%        25%-60       [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income       10.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 19.0%          5-30%
[graphic] Mortgage Securities              8.0%          0-20%
MONEY MARKET FUNDS                         8.0%         0%-20%
[graphic] U.S. Government Money**          8.0%          0-20%


Growth & Income Allocation Fund
-------------------------------

                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              60.0%        50%-70%
[graphic] Growth                          20.0%         12-22%
[graphic] Value                           18.0%         12-22%
[graphic] Small to Mid Cap                10.0%          6-16%
[graphic] International Equity            12.0%          7-20%
FIXED-INCOME FUNDS                        35.0%        20%-50%      [Pie Chart]
[graphic] High Yield Bond                  5.0%          5-20%
[graphic] Intermediate Fixed-Income        9.0%          0-20%
[graphic] Short-Intermediate Fixed-Income 15.0%          5-25%
[graphic] Mortgage Securities              6.0%          0-15%
MONEY MARKET FUNDS                         5.0%         0%-15%
[graphic] U.S. Government Money**          5.0%          0-15%


Growth Allocation Fund
----------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              80.0%       70%-90%
[graphic] Growth                          26.0%        19-30%
[graphic] Value                           24.5%        19-30%
[graphic] Small to Mid Cap                13.5%         7-20%
[graphic] International Equity            16.0%        10-25%
FIXED-INCOME FUNDS                        16.0%        5%-30%       [Pie Chart]
[graphic] High Yield Bond                  5.0%         0-15%
[graphic] Intermediate Fixed-Income        7.0%         0-15%
[graphic] Short-Intermediate Fixed-Income  4.0%         0-15%
[graphic] Mortgage Securities              0.0%         0-15%
MONEY MARKET FUNDS                         4.0%        0%-5%
[graphic] U.S. Government Money**          4.0%         0-5%


Aggressive Growth Allocation Fund
---------------------------------


                                           Asset Allocation             Target*
Underlying Fund Advisor Class Shares     Target*   Potential Range    Allocation
------------------------------------     -------   ---------------   -----------
EQUITY FUNDS                              99.0%        85%-100%
[graphic] Growth                          32.0%         25-35%
[graphic] Value                           30.0%         25-35%
[graphic] Small to Mid Cap                17.0%         10-25%
[graphic] International Equity            20.0%         15-30%
FIXED-INCOME FUNDS                         0.0%         0%-10%      [Pie Chart]
[graphic] High Yield Bond                  0.0%          0-5%
[graphic] Intermediate Fixed-Income        0.0%          0-5%
[graphic] Short-Intermediate Fixed-Income  0.0%          0-5%
[graphic] Mortgage Securities              0.0%          0-5%
MONEY MARKET FUNDS                         1.0%         0%-5%
[graphic] U.S. Government Money**          1.0%          0-5%

                         SUPPLEMENT DATED OCTOBER 6, 2004
                           TO THE ACCESSOR FUNDS, INC.
                        STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2004
--------------------------------------------------------------------------------

This supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI"), and should be read in conjunction with such SAI. Capitalized terms not defined herein have the meanings set forth in the SAI.

On page 53, the table entitled "Benchmark Indices" is restated in its entirety as follows:

                               BENCHMARK INDICES

        FUND                                   INDEX

        Growth                                 S&P/BARRA Growth Index
        Value                                  S&P/BARRA Value Index
        Small to Mid Cap                       Dow Jones Wilshire 4500 Completion Index (1)
        International Equity                   Morgan Stanley Capital International EAFE(R)+ EM Index(2)
        High Yield Bond                        Lehman Brothers U.S. Corporate High Yield Index
        Intermediate Fixed-Income              Lehman Brothers Government/Credit Index
        Short-Intermediate Fixed-Income        Lehman Brothers Government/Credit 1-5 Year Index
        Mortgage Securities                    Lehman Brothers Mortgage-Backed Securities Index
        --------------------------------------


     (1) Prior to October 1995, the BARRA Institutional Small Index was used. Starting October 1995 until close of business September 30, 2004, the Wilshire 4500 Index was used (the name was changed in May 2004 to reflect the name change of Dow Jones Wilshire 4500 Completion Index (full market capitalization)). Starting October 1, 2004, a new index, the Dow Jones Wilshire 4500 Completion Index (float-adjusted) is used.


     (2) Through the close of business on April 30, 1996, the benchmark index used for the International Equity Fund was the Morgan Stanley Capital International EAFE (R) Index. Effective May 1, 1996, the benchmark index is the Morgan Stanley Capital International EAFE(R) + EM Index (formerly Morgan Stanley Capital International EAFE+EMF Index).


On page 59, the following is added to the end of the second paragraph under DEFENSIVE DISTRIBUTION PLAN.

     In addition, Accessor Capital has developed an "Accessor Retirement Plan Program" in conjunction with certain third party administrators that provides lower administrative costs to the plans because Accessor Capital may pay certain plan expenses (i.e., expenses specifically billed to the plan) for 401(k) plans or other retirement plans when the investments by the particular plan in Accessor Funds reach a certain level. Accessor Capital will pay the third party administrator upon receipt of an invoice to the plan for the agreed upon expenses. These plan expenses may be paid by Accessor Capital regardless of the class of shares in which the plan invests.



On page 77, the following is added after the first paragraph of ADDITIONAL PURCHASE AND REDEMPTION INFORMATION:

     Each Fund reserves the right in its sole discretion to (1) suspend the offering of its shares, (2) reject purchase orders, including a purchase by exchange from another Accessor Fund, if management determines such rejection is in the best interest of the Fund, (3) increase or decrease the minimum amount required to open and maintain an account, without prior notice, and (4) reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     MINIMUM INVESTMENT EXCEPTIONS. You may purchase shares of a Fund notwithstanding the minimum investment amount and/or subsequent purchase amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility. In addition to the following, a Fund may waive or lower purchase minimums in other circumstances.

     1. Omnibus or nominee accounts of financial institutions or broker-dealers registered as one account with the transfer agent;
     2.   Purchases made pursuant to the dividend reinvestment program;
     3. Employer-sponsored retirement or benefit plans (e.g. 401(k) plans) where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period;
     4. Participants in a 403(b) plan, 457 plan or other employer-sponsored retirement plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary; and (ii) all participants in the plan who purchase shares of an Accessor Fund do so through a single broker, dealer or other financial intermediary designated by your employer;
     5. Certain Accessor Funds retirement accounts (e.g. SIMPLE IRAs) funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts;
     6. Certain mutual fund wrap program accounts (an eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Accessor Funds or the Distributor);
     7. Full-time or part-time employees of Accessor Capital or any of its affiliates, Board members of Accessor Funds or the spouse or minor child of any of the foregoing;
     8. Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the Distributor and current or former officers, partners and employees of banks affiliated with such broker-dealers, or the spouse or minor child of any of the foregoing;
     9. Current or former partners and employees of legal counsel to Accessor Funds or the spouse or minor child of any of the foregoing;
     10. Current or former directors, officers, employees, or sales representatives of any subadviser to any Accessor Fund or the spouse or minor child of any of the foregoing;
     11. Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;
     12.  Purchases made for purposes of correcting an error; and
     13.  Transfers in from a trustee, including residual interest payments.

     To ensure that each Fund continues to operate in the manner set forth in its prospectus, including the desired composition of shareholder investments in the Fund, the officers of the Funds will monitor and report to the Directors the composition of the Funds' shareholder base. The officers will recommend to the Board of Directors any action they deem necessary to ensure that investments in the Funds do not become inconsistent with the policies applicable to the Funds. This could include recommendations to limit sales to specific categories of investors or to revise the suitability standards for investors.

On page 78, the second paragraph of LETTER OF INTENT - A CLASS SHARES ONLY is restated in it's entirety as follows:

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. Existing holdings eligible for rights of accumulation in A Class Shares of the Accessor Funds may be credited toward satisfying the Letter of Intent. Upon reaching the minimum investment amount indicated in your Letter of Intent, the Letter of Intent is satisfied. A second Letter of Intent must be signed to receive any additional reduction in sales charges not covered by a right of accumulation. During the period covered by the first Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the first Letter of Intent will be made in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment. During the period covered by the second Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the second Letter of Intent will be made in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment.

     If total purchases are less than the amount specified, the offering price of the shares you purchased during the 13-month period will be adjusted to reflect the sales load applicable to aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of A Class Shares of the Fund to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase A Class Shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

On page 78, the section of A CLASS SHARE PURCHASES NOT SUBJECT TO SALES CHARGES in the listing of when A Class Shares may be sold at NAV, number 1 is restated as follows:

     (1) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Distributor (or who clear transactions through such dealers) or full-time employees (and their spouses, parents and children) of banks who are affiliated with such dealers; and plans for such persons or the dealers;

On page 81, under MARKET TIMING POLICY, the third paragraph is restated in its entirety as follows:

     Anyone, including the shareholder or the shareholder's agent, who is considered to be a market timer or excessive trader by the Fund or Accessor Capital will be issued a written notice of their status and the Fund's policies. Identified market timers who redeem or exchange their shares of the Equity Funds or the High Yield Bond Fund acquired by purchase or exchange within the preceding 90 days will be assessed a fee of 2.00% of redemption or exchange proceeds, which will be paid to the respective Fund. This redemption fee does not apply to certain categories of redemptions that do not raise short-term trading concerns as determined in the sole discretion of the Funds (and Accessor Capital, on behalf of Funds). These categories include, but are not limited to, the following:

     1.   Withdrawals made pursuant to the systematic withdrawal program.
     2.   Redemptions due to the death of a shareholder;
     3. Redemptions due to required minimum distributions from an Accessor Funds IRA or other retirement plan;
     4. Redemptions within certain pension plans as required by law or regulatory authorities;
     5. Return of excess contributions in retirement accounts where the excess is reinvested into the Funds;
     6. Redemptions resulting in the settlement of an estate due to the death of the shareholder; and
     7.   Reinvested distributions (dividends and capital gains).

     The Fund cannot ensure that they will identify all cases of market timing and excessive trading, although it believes it has adequate procedures in place to attempt to do so.

On page 81, the following section entitled "AUTOMATIC INVESTMENT PLANS" is added prior to "INDIVIDUAL RETIREMENT ACCOUNTS (IRA) ROLLOVERS":


     AUTOMATIC INVESTMENT PLANS. Shareholders may establish an Automatic Investment Plan (AIP) with Accessor Funds whereby investments in any of the Accessor Funds are made automatically on a regularly basis (e.g., bimonthly, monthly, quarterly). You may authorize regular electronic transfers of $100 or more from your bank checking account to purchase shares of one or more Accessor Funds based on instructions provided to the Transfer Agent. To enroll in the AIP, fill out and sign the Account Options Form and mail or fax (206-224-4274) the completed form to Accessor Funds 15 days prior to the initial purchase. If you pay with an electronic transfer that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to cancel any purchase, exchange, or redemption due to nonpayment. In the event that your purchase fails for any reason, (e.g., insufficient funds) the Transfer Agent will notify you in writing. You will not be able to resend your investment for that period at the price on the day the purchase should have been made. Should your purchase fail a second time for any reason, the Transfer Agent will notify you in writing that your AIP is stopped and you will not be allowed to reopen an AIP.


The second paragraph of Appendix B - Calculation of Performance Fees - is restated in its entirety as follows:

     For purposes of calculating the performance differential versus the applicable index, the investment performance of each Fund's Money Manager for any day expressed as a percentage of the Fund's net assets at the beginning of such day, is equal to the sum of: (i) the change in the net assets of each Fund (or Account) during such day; (ii) the value of the Fund's cash distributions accumulated to the end of such day and (iii) the accrued expenses in the Fund for that day. The return over any period is the compounded return for all days over the period, i.e., one plus the daily return multiplied together, minus one. The investment record of each index for any period shall mean the sum of: (i) the change in the level of the index during such period; and (ii) the value, computed consistently with the index, of cash distributions made by companies whose securities comprise the index accumulated to the end of such period; expressed as a percentage of the index level at the beginning of such period. For this purpose cash distributions on the securities which comprise the index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend. For purposes of determining the fee adjustment for investment performance, the net assets of a Fund (or Account) are averaged over the same period as the investment performance of the Fund (or Account) and the investment record of the applicable index are computed.